Consolidated Statements of Comprehensive Income/(Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Comprehensive Income/(Loss)
Net income/(loss)	$ (4,460)	$ 3,380
Comprehensive income/(loss)	$ (4,460)	$ 3,380